INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income tax:
Current year	74	238
Current Income Tax	74	238

Deferred tax:
Current year	-	(64)
Deferred Income Tax	-	(64)
Income Tax Expense	74	174

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income before tax expenses:	353	772

Tax at the domestic income tax rate	60	131
Tax effect of expenses that are not deductible in determining taxable profit	14	43
Income Tax Expense	74	174